INTANGIBLE ASSETS - Changes in the net carrying amount of intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 1,224.0
Impairment losses	13.8	$ 0.8	$ 69.2
Balance at the end of the period	983.1	1,224.0
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	759.2
Balance at the end of the period	475.8	759.2
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	349.2
Balance at the end of the period	373.8	349.2
Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	68.2
Balance at the end of the period	54.4	68.2
Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	22.3
Balance at the end of the period	14.3	22.3
Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	25.1
Balance at the end of the period	64.8	25.1
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	2,084.2	1,982.6
Additions	141.9	139.8
Net change in additions financed with accounts payable	26.2	(9.0)
Business acquisitions		15.6
Retirement, disposals and other	(296.1)	(44.8)
Balance at the end of the period	1,956.2	2,084.2	1,982.6
Cost | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,006.9	1,006.9
Retirement, disposals and other	(283.4)
Balance at the end of the period	723.5	1,006.9	1,006.9
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	811.0	708.1
Additions	77.7	108.8
Net change in additions financed with accounts payable	13.9	(7.0)
Business acquisitions		0.5
Reclassification	32.1	30.4
Retirement, disposals and other	(7.6)	(29.8)
Balance at the end of the period	927.1	811.0	708.1
Cost | Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	116.3	118.2
Additions	2.4	2.8
Business acquisitions		10.3
Retirement, disposals and other	(2.8)	(15.0)
Balance at the end of the period	115.9	116.3	118.2
Cost | Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	124.9	120.1
Business acquisitions		4.8
Balance at the end of the period	124.9	124.9	120.1
Cost | Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	25.1	29.3
Additions	61.8	28.2
Net change in additions financed with accounts payable	12.3	(2.0)
Reclassification	(32.1)	(30.4)
Retirement, disposals and other	(2.3)
Balance at the end of the period	64.8	25.1	29.3
Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(860.2)	(804.6)
Amortization	104.8	97.9
Impairment losses	13.8	0.8
Retirement, disposals and other	(5.7)	(43.1)
Balance at the end of the period	(973.1)	(860.2)	(804.6)
Accumulated amortization and impairment losses | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247.7)	(247.7)
Balance at the end of the period	(247.7)	(247.7)	(247.7)
Accumulated amortization and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(461.8)	(405.2)
Amortization	93.0	84.7
Impairment losses	1.4
Retirement, disposals and other	(2.9)	(28.1)
Balance at the end of the period	(553.3)	(461.8)	(405.2)
Accumulated amortization and impairment losses | Customer relationships, naming rights and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(48.1)	(49.1)
Amortization	11.8	13.2
Impairment losses	4.4	0.8
Retirement, disposals and other	(2.8)	(15.0)
Balance at the end of the period	(61.5)	(48.1)	(49.1)
Accumulated amortization and impairment losses | Broadcasting licences, trademarks and sport franchises
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(102.6)	(102.6)
Impairment losses	8.0
Balance at the end of the period	$ (110.6)	$ (102.6)	$ (102.6)